Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Other Intangible Assets, Net [Abstract]
OTHER INTANGIBLE ASSETS, NET

NOTE 8:- OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	Weighted average remaining useful life (years)	December 31,
		2020	2021
Original amounts:

Customer relationships	7.6	$59,482	$57,317
Technology	4.0	70,813	70,123
Patent	2.5	1,493	1,544

		131,788	128,984

Accumulated amortization:

Customer relationships		18,827	23,940
Technology		37,050	46,960
Patent		958	1,145

		56,835	72,045

Other intangible assets, net		$74,953	$56,939

In October 2020, the Company purchased a perpetual software license, which includes a permission to use the licensor’s source code and intellectual property rights, for a total consideration of $2,810. This purchase was included in technology under other intangible assets.

In December 2021, the Company purchased net assets from a U.S company, for a total consideration of approximately $600. The acquired assets mainly included customer relationship and technology.

b.	Amortization of other intangible assets was $10,000, $12,127 and $15,630 for 2019, 2020 and 2021, respectively.

c.	Estimated amortization expense for future periods:

2022	$12,374
2023	11,760
2024	8,853
2025	6,621
2026 and thereafter	17,331

$56,939